Expense Example, No Redemption - Hartford Schroders Tax-Aware Bond Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 163
Expense Example, No Redemption, 3 Years	509
Expense Example, No Redemption, 5 Years	879
Expense Example, No Redemption, 10 Years	$ 1,920